Leases (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) m²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($)	Aug. 31, 2024 m²	Apr. 30, 2022 m²	Mar. 31, 2022 m²	Dec. 20, 2021 m²	Nov. 20, 2021 m²	Aug. 31, 2021 m²	Jun. 15, 2021 m²	May 28, 2021 m²	Apr. 30, 2021 m²	Mar. 31, 2021 m²	Dec. 31, 2020 m²	Jan. 01, 2020 m²
Leases [Line Items]
Area of land (in Square Meters)																404
Jowell Best Choice Store [Member]
Leases [Line Items]
Area of land (in Square Meters)													136
Payments related to lease | $	$ 51,888	$ 113,632
Changchun City, Jilin Province [Member]
Leases [Line Items]
Area of land (in Square Meters)								170.4
Changchun City, Jilin Province [Member] | Jowell Best Choice Store [Member]
Leases [Line Items]
Area of land (in Square Meters)										3,956
Payments related to lease | $	13,776	13,817
Changshu City, Jiangsu Province [Member]
Leases [Line Items]
Area of land (in Square Meters)															5,976
Changshu City, Jiangsu Province [Member] | Jowell Best Choice Store [Member]
Leases [Line Items]
Area of land (in Square Meters)					2,851
Yangpu District, Shanghai [Member]
Leases [Line Items]
Area of land (in Square Meters)																700
Payments related to lease | $	$ 111,131	111,462	$ 93,874
Jiangsu Diye Industrial District [Member]
Leases [Line Items]
Area of land (in Square Meters)	3,621		5,551												6,440	500
Payments related to lease | $	$ 141,954	226,552	$ 255,893
Longrich Industrial District [Member]
Leases [Line Items]
Payments related to lease | $	383,726	384,868	388,964
Hangzhou City, Zhejiang Province [Member]
Leases [Line Items]
Area of land (in Square Meters)														738.7
Payments related to lease | $	$ 16,168	16,671
Hangzhou City, Zhejiang Province [Member] | Leases From Third Parties [Member]
Leases [Line Items]
Payments related to lease | $		$ 74,536	190,283
Urumchi City, Xinjiang Province [Member]
Leases [Line Items]
Area of land (in Square Meters)											395
Payments related to lease | $			19,133	$ 43,793
Tianjin City [Member]
Leases [Line Items]
Area of land (in Square Meters)												273.59
Payments related to lease | $			5,196	32,707
Guangzhou City [Member]
Leases [Line Items]
Area of land (in Square Meters)									230
Payments related to lease | $			6,691	42,118
Zhengzhou City, Henan Province [Member]
Leases [Line Items]
Area of land (in Square Meters)							210.23
Payments related to lease | $			3,571	16,395
Wuhan City, Hubei Province [Member]
Leases [Line Items]
Area of land (in Square Meters)						268
Payments related to lease | $			$ 10,170	$ 21,784